CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS	6 Months Ended
	Jun. 30, 2017 CNY (¥)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 CNY (¥)
Cash flows from operating activities:
Net income	¥ 107,652,319	$ 15,879,560	¥ 694,475,714
Adjustments to reconcile net income to net cash provided by/(used in) operating activities:
Change in fair value of derivative liability -warrant liability	0	0	1,110,360
Change in fair value of derivative liability -rate cap	16,017,612	2,362,724	0
Share-based compensation charge	31,223,514	4,605,714	26,022,525
Depreciation of property, plant and equipment	275,121,309	40,582,554	224,138,559
Depreciation of project assets	2,367,957	349,292	187,275,853
Amortization of land use rights	3,041,460	448,639	3,757,807
Amortization of intangible assets	3,124,621	460,906	1,116,641
Inventories provision	192,892,255	28,453,123	113,556,304
Provision/(reversal of provision) for allowance of doubtful accounts	(83,117,513)	(12,260,486)	74,694,299
Loss on disposal of property, plant and equipment	3,263,623	481,410	23,395,532
(Gain)/Loss on disposal of intangible assets	663,422	97,860	(3,727,161)
Impairment of long-lived assets	0	0	99,327,548
Guarantee service income	(24,803,444)	(3,658,703)	0
Equity (Gain)/Loss of affiliated companies	193,536	28,548	(5,099,763)
Deferred income taxes	0	0	(1,127,377)
Investment loss	0	0	1,639,839
Exchange (gain)/loss, net	36,149,758	5,332,373	(188,534,815)
Changes in operating assets and liabilities (net of impact of disposition):
Increase in accounts receivable - third parties	(1,654,210,103)	(244,008,984)	(516,458,946)
Decrease in accounts receivable - related parties	627,439,690	92,552,283	27,973,958
(Increase)/Decrease in notes receivable - third parties	605,030,938	89,246,816	(219,569,291)
Decrease in notes receivable - related parties	10,200,000	1,504,580	0
Increase in advances to suppliers - third parties	(109,857,798)	(16,204,888)	(101,109,060)
Decrease in advances to suppliers - related party	661,788	97,619	883,768
(Increase) in other receivables - related party	(43,809,131)	(6,462,191)	(16,079)
Increase in inventories	(923,769,802)	(136,263,302)	(7,542,077)
Decrease/(Increase) in prepayments and other current assets	(431,407,826)	(63,636,043)	83,106,350
(Increase) in other assets-third parties	(31,826,690)	(4,694,687)	(176,546,972)
Increase in accounts payable - third parties	1,656,977,885	244,417,253	213,159,899
(Decrease)/Increase in accounts payable - related parties	688,907	101,619	(1,161,788)
Increase in accrued payroll and welfare expenses	14,422,564	2,127,441	19,013,262
(Decrease) in advances from - third parties	(363,001,675)	(53,545,598)	(542,225,873)
Increase/(decrease) in income tax payables	(104,982,312)	(15,485,716)	127,535,373
Increase in other payables and accruals - third parties	178,183,961	26,283,534	147,467,045
Increase/(decrease) in other payables and accruals - related parties	(63,098,984)	(9,307,596)	1,046,319
Net cash provided/(used) by operating activities	(65,452,348)	(9,654,739)	436,150,874
Cash flows from investing activities:
Maturity of restricted short-term investments	3,461,581,108	510,610,403	1,572,745,485
Maturity of short-term investments	86,361,968	12,739,069	17,265,764
Proceeds from disposal of property, plant and equipment	2,203,749	325,070	4,551,142
Proceeds from disposal of land use right	8,600,520	1,268,644	34,894,606
Cash received from disposal of JinkoSolar Thailand	2,380,069	351,079	0
Decrease/(increase) in restricted cash	(40,598,135)	(5,988,544)	123,891,361
Purchase of property, plant and equipment	(1,063,414,290)	(156,861,961)	(787,059,446)
Cash paid for project assets	(48,099,756)	(7,095,090)	(1,676,620,216)
Cash paid for deposits related to construction of solar projects	0	0	(22,662,753)
Cash paid for investments in affiliates	(1,879,589)	(277,254)	0
Cash paid for land use rights	(2,205,151)	(325,277)	(4,954,230)
Purchase of intangible assets	(5,831,832)	(860,241)	(663,616)
Purchase of restricted short-term investments	(3,296,157,451)	(486,209,115)	(2,748,214,738)
Purchase of short-term investments	(108,343,068)	(15,981,454)	(703,785)
Cash collected for disposal of Zhejiang leasing	15,928,869	2,349,633	0
Net cash used in investing activities	(989,472,989)	(145,955,038)	(3,487,530,426)
Cash flows from financing activities:
Proceeds from exercise of share options	22,917,526	3,380,515	10,357,390
Repayment of capital lease obligation	(28,258,892)	(4,168,409)	0
Payment of deposit for capital lease	(7,000,000)	(1,032,555)	0
Proceeds from borrowings	10,002,798,527	1,475,491,353	6,673,023,107
Increase in notes payable	(596,894,784)	(88,046,669)	981,392,341
Repurchase of convertible senior notes	(422,829,295)	(62,370,642)	(752,780,118)
Repayment of bank borrowings	(8,881,081,939)	(1,310,029,345)	(3,635,076,081)
Repayment of bonds payable	0	0	(680,000,000)
Change in restricted cash for notes payable	31,006,653	4,573,725	142,695,331
Net cash provided by financing activities	120,657,796	17,797,973	2,739,611,970
Effect of foreign exchange rate changes on cash and cash equivalents	(36,149,762)	(5,332,371)	31,599,153
Net decrease in cash and cash equivalents	(970,417,303)	(143,144,175)	(280,168,429)
Cash and cash equivalents, beginning of year	2,501,417,491	368,978,728	3,683,664,081
Cash and cash equivalents, end of year	1,531,000,188	225,834,553	3,403,495,652
Supplemental disclosure of cash flow information
Cash paid for income tax	(148,208,669)	(21,861,943)	(51,151,290)
Cash paid for interest expenses (net of amounts capitalized)	(200,770,431)	(29,615,216)	(484,652,309)
Supplemental disclosure of non-cash investing and financing cash flow information
Purchases of property, plant and equipment included in other payables	642,461,338	94,768,094	263,786,964
Purchases of project assets included in other payables	39,460,883	5,820,790	1,210,937,184
Proceeds from exercise of share options received in subsequent period	47,011,926	6,934,628	6,498,658
Change in fair value of derivative liability _ rate cap
Adjustments to reconcile net income to net cash provided by/(used in) operating activities:
Change in fair value of derivative forward contracts	3,115,811	459,607	51,802,287
Convertible Senior Notes [Member]
Adjustments to reconcile net income to net cash provided by/(used in) operating activities:
Change in fair value of derivative forward contracts	0	0	61,620,513
Capped Call Options [Member]
Adjustments to reconcile net income to net cash provided by/(used in) operating activities:
Change in fair value of derivative forward contracts	0	0	18,226,535
Call spread options [Member]
Adjustments to reconcile net income to net cash provided by/(used in) operating activities:
Change in fair value of derivative forward contracts	¥ 0	$ 0	¥ (3,076,214)